Investments in Unconsolidated Subsidiaries and Affiliates (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investments in unconsolidated subsidiaries and affiliates
A summary of investments in unconsolidated subsidiaries and affiliates as of December 31, 2020 and 2019 is as follows:

	2020	2019
	(in millions)
Equity method	$514	$513
Cost method(1)	15	118
Total	$529	$631
(1) At December 31, 2019, investments in unconsolidated subsidiaries and affiliates using the cost method included the investment in Nikola Corporation. This investment is now included in “Investments at fair value through profits and loss” on the Consolidated Balance Sheet as it is measured at fair value following the completion of Nikola Corporation’s business combination with VectoIQ Acquisition Corp. and listing of its shares on NASDAQ. See footnote 15 for further details.

Schedule of results of operations and financial position
A summary of the combined results of operations and financial position as reported by the investees that CNH Industrial accounts for using the equity method is as follows (unaudited):

	For The Years Ended December 31,
	2020	2019	2018
	(in millions)
Net revenue	$2,716	$2,480	$2,875
Income before taxes	$133	$71	$150
Net income	$50	$29	$109

	As of December 31,
	2020	2019
	(in millions)
Total Assets	$8,529	$7,709
Total Liabilities	$7,449	$6,611
Total Equity	$1,080	$1,098